CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common stock issued for cash, Price Per Share		$ 0.2778
Common stock issued for cash tranche one, Price Per Share		0.50
Common stock issued for services, Price Per Share	$ 0.695	0.60
Common stock issued for services tranche one, Price Per Share	0.750	0.65
Common stock issued for services tranche two, Price Per Share	$ 0.850	0.69
Common stock issued for services tranche three, Price Per Share		0.75
Sale of common stock for cash, price per share		0.50
Common Stock issued for acquisitions, Per share price		0.75
Related party notes payable	$ 600,000
Related party interest payable	$ 3,600
Series A Preferred Stock [Member]
Sale of Preferred Stock for cash, price per share		0.50
Common stock issued for dividend payment	$ 0.10	0.10
Preferred Stock dividend rate	10.00%
Series D Preferred Stock [Member]
Sale of Preferred Stock for cash, price per share		0.50
Common stock issued for dividend payment	$ 0.10	0.10
Preferred Stock dividend rate	10.00%
Series B Preferred Stock [Member]
Common stock issued for dividend payment	$ 0.10	0.10
Preferred Stock dividend rate	10.00%
Series C Preferred Stock [Member]
Common stock issued for dividend payment	$ 0.10	$ 0.10
Preferred Stock dividend rate	10.00%